Equity compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement, Disclosure [Abstract]
Equity Compensation
Note 15. Equity compensation
SIS Holdings LP Class B Profit Units
SIS adopted the SIS Holdings LP Class B Unit Plan (the “SIS Plan”) in May 2017. The purpose of the SIS Plan was to promote the interests of SIS and its controlled affiliates, including Cyxtera and Appgate (former cybersecurity business), by (a) attracting and retaining officers, directors, managers, employees and consultants of SIS and its controlled affiliates and (b) enabling such persons to acquire an equity interest in and participate in the long-term growth and financial success of SIS and its controlled affiliates. 1,000,000 Class B profit interest units were available for issuance pursuant to awards under the SIS Plan. Class B units issued under the SIS Plan are limited partnership units in SIS and are subject to the terms and conditions of the Amended and Restated Limited Partnership Agreement of SIS, dated May 1, 2017.
All awards were issued in 2017, 2018 and 2019 (none were issued in 2020 or 2021). Awards under the SIS Plan are subject to a vesting schedule measured by a service condition such that awards vest 25%
after the first anniversary of issue date (or, with respect to certain employees, the earlier of their hire date and May 1, 2017) and the remainder vest in equal monthly installments over the
42
months following the initial vesting date. In addition, vesting of all unvested units will be accelerated upon the satisfaction of a performance condition, namely an “exit event.” An exit event is defined as a change of control through sale of all or substantially all of the assets of SIS and its subsidiaries (whether by merger, recapitalization, stock sale or other sale or business combination, including the sale of any subsidiary accounting for all or substantially all of the revenues of SIS and its subsidiaries on a consolidated basis) or any transaction resulting in a change of in excess of 50% of the beneficial ownership of the voting units of SIS. The holders of the Class B units were not required to make any capital contributions to SIS or the Company in exchange for their Class B units and are entitled to receive distributions on their vested units (including those accelerated upon an exit event).
Compensation expense related to the Class B units is recognized based on the estimated fair values of the Class B units and recognized on a straight line basis over the service period. The fair value of the Class B units was estimated using a Black-Scholes OPM, which estimates the fair value of each class of security using call options. Similar to call options for publicly-traded stock, call options used in an OPM assign value to each class of security based on the potential to profit from the upside of the business while taking into account the unique characteristics of each class of security. Each call option gives its holder the right, but not the obligation, to buy the underlying asset at a predetermined price, or exercise price. The starting equity value is based on the total equity value of the Company rather than, in the case of a regular call option, the per share stock price.
The strike prices on the options in an OPM model are represented by “breakpoints,” which are the points at which there is a change in the proportion of the claims of the various securities on the total equity value. Each junior security is considered a call option with a claim on the equity value at an exercise price which settles all of the more senior claims and takes into account the unique characteristics of each class of security. A discount for lack of marketability was then calculated based on the Finnerty model, using series-specific volatility, and applied to the per share value of Class B units produced by the OPM, to arrive at a non-marketable
value.
The following inputs were used in the valuation of the Class B units for grants issued during the years ended December 31, 2019, and 2018:

	2019	2018
Expected life (years)	3.9	4.0
Risk-free rate (%)	1.55%	2.70%
Expected volatility (%)	45%	35%
Expected dividend (%)	—%	—%
Expected life:
The expected term to a liquidity event was estimated based on the Company’s view of timeline to achieve an exit event.
Risk-free rate:
The Company estimated the risk-free rate based on the US constant maturity treasury rate where the maturity is commensurate with the expected term.
Expected volatility:
The volatility was estimated based on historical equity volatilities of a group of publicly traded comparable companies, adjusted for leverage.
Expected dividend:
The Company has not paid and is not expecting to pay dividends in the foreseeable future.
A summary of PIU awards granted by SIS to the employees of the Company, for the years ended December 31, 2021, and 2020 is presented below:

	Number of units	Weighted-average grant date fair value
Outstanding at January 1, 2020	686,714	$82.65
Forfeited	(48,995)	(81.95)

Outstanding at December 31, 2020	637,719	$82.70
Forfeited	(4,407)	(89.00)

Outstanding at December 31, 2021	633,312	$82.63

Equity-based compensation costs totaled $6.3 million and $7.5 million, respectively, for the years ended December 31, 2021
,
and 2020, of which $6.0 million and $6.9 million, respectively
,
is included in selling, general and administrative expenses and $0.3 million and $0.6 million, respectively
,
is included in cost of revenues, excluding depreciation and amortization, in the accompanying
consolidated statements of operations. No related income tax benefit was recognized as of December 31, 2021
,
or 2020.
As of December 31, 2021, total equity-based compensation costs related to 26,281 unvested Class B units not yet recognized totaled $1.9 million, which is expected to be recognized over a weighted-average period of two years.
Stock Options
On July 29, 2021, the Company adopted the 2021 Plan. The total number of shares of Class A common stock authorized for issuance under the 2021 Plan is
13,278,299. On August 5, 2021, the Company granted stock options under the 2021 Plan. Such options are a form of employee compensation for certain Cyxtera employees. The stock options granted will vest and become exercisable as to 25%
of the number of shares granted on the one-year anniversary of the grant date, and the remainder of the options will vest ratably in twelve equal quarterly installments over the three-year period following the anniversary of the grant date. The options generally expire

10
years
from the grant date in each case subject to continued employment on the applicable vesting date.
The fair value of stock options awards was estimated at the grant date at $2.42 per share using a Black Scholes valuation model, with the following weighted average assumptions for the year ended December 31, 2021:

Stock Options Granted during the Year Ended December 31, 2021
Expected term (in years)	6.1
Expected stock volatility	30.7%
Risk-free interest rate	0.87%
Stock price at grant date	$8.65
Exercise price	$9.55
Dividend yield	—%
The expected term of the options represents the estimated period of time until exercise and is based on historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations of future employee behavior. Expected stock price volatility is based on the volatility of the stock of public companies peers. The risk-free interest rate is based on the implied yield available on US Treasury zero-coupon
issues with an equivalent remaining term. The dividend yield assumption is based on our anticipated cash dividend payouts.

Stock option transactions are as follows:

	Shares Subject to Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding from January 1, 2020, to December 31, 2020	—	$—	—	$—
Granted	849,233	$9.55
Exercised	—	$—
Expired/forfeited	—	$—

Outstanding at December 31, 2021	849,233	$9.55	9.6	$2,598,653

Exercisable, December 31, 2021	—	$—	—	$—
Unvested and expected to vest, December 31, 2021	849,233	$9.55	9.6	$2,598,653
The aggregate intrinsic value in the table above is the amount by which the value of the underlying stock exceeded the exercise price of outstanding options, before applicable income taxes, and represents the amount optionees would have realized if all-in-the-money
options had been exercised on the last business day of the period indicated.
As of December 31, 2021, the total unrecognized stock-based compensation, related to unvested options was approximately
$1.8 million, before income taxes, and is expected to be recognized over a weighted average period of approximately 3.59 years. No options were exercised or vested during the year ended December 31, 2021.
Total stock options compensation expense related to the stock options for the year ended December 31, 2021, was approximately
 $0.2
million, and is recorded in selling, general and administrative expenses in the consolidated statements of operations. The related income tax benefit for the year ended December 31, 2021, was inconsequential.
Restricted Stock Units
On October 1, 2021, and November 12, 2021, the Company granted approximately
 $3.2 million and $0.2
million of restricted stock units (“RSUs”) under the 2021 Plan. RSUs may be settled in shares or cash at the Company’s option with Board of Directors and Compensation Committee approval. The Company has the intent and ability to settle the RSU awards with shares. The fair value of RSUs granted is determined using the fair value of the Company’s Class A common stock on the date of the grant, which was
 $9.30 and $9.54,
respectively. RSUs were granted to members of the Board of Directors and employees of the Company. The RSUs granted to the members of the board vest over on the one year anniversary of the date of grant. The RSUs issued to employees vest in three equal annual installments. RSUs transactions are as follows:

	Shares Subject to RSUs	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding from January 1, 2020, to December 31, 2020	—	$—	—	$—
Granted	3,347,511	$9.32
Exercised	—	$—
Expired/forfeited	(11,700)	$9.30

Outstanding at December 31, 2021	3,335,811	$9.32	1.6	$42,064,577

Exercisable, December 31, 2021	—	$—	—	$—
Unvested and expected to vest, December 31, 2021	3,335,811	$9.32	1.6	$42,064,577
As of December 31, 2021, the total unrecognized stock-based compensation, net of actual forfeitures, related to unvested RSUs was approximately
 $28.1 million, before income taxes, and is expected to be recognized over a weighted period of approximately 2.6 years. No RSUs vested during the year ended December 31, 2021.
Total RSU compensation expense totaled $3.0 million for the year ended December 31, 2021, of which approximately $2.8 million is recorded in selling, general and administrative expenses and $0.2 million is recorded in cost of revenues, excluding depreciation and amortization, in the consolidated statements of operations. The related income tax benefit for the year ended December 31, 2021
,
was inconsequential.